Segment Information (Reconciliation of Assets from Segment to Consolidated) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Total Assets [Line Items]
Total assets	$ 39,674,473	$ 40,360,438
US Traditional Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	13,285,423	12,615,404
US Non-Traditional Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	11,716,908	12,368,896
Canada Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	4,103,730	3,764,002
Europe And South Africa Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	2,230,568	2,072,804
Asia Pacific Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	3,597,456	3,311,190
Corporate And Other Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	$ 4,740,388	$ 6,228,142